Award Timing Disclosure	12 Months Ended
Jul. 03, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to Grants of Equity Awards Close to Release of Material Nonpublic Information
As noted in the Compensation Discussion and Analysis, and in compliance with Item 402(x) of Reg. S-K, it is not the Compensation Committee’s practice to time or otherwise coordinate the granting of any equity awards to the Directors or Named Executive Officers with any release of material nonpublic information.

Award Timing Method
As noted in the Compensation Discussion and Analysis, and in compliance with Item 402(x) of Reg. S-K, it is not the Compensation Committee’s practice to time or otherwise coordinate the granting of any equity awards to the Directors or Named Executive Officers with any release of material nonpublic information.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
As noted in the Compensation Discussion and Analysis, and in compliance with Item 402(x) of Reg. S-K, it is not the Compensation Committee’s practice to time or otherwise coordinate the granting of any equity awards to the Directors or Named Executive Officers with any release of material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false